Note 16 - Operating Segmentation (Tables)	3 Months Ended
Jan. 31, 2022
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
(thousands of Canadian dollars)
for the three months ended	January 31, 2022				January 31, 2021
	Banking	Cybersecurity	Eliminations	Consolidated	Banking	Cybersecurity	Eliminations	Consolidated
			and Adjustments				and Adjustments
Net interest income	$16,885	$-	$-	$16,885	$14,374	$-	$-	$14,374
Non-interest income	-	1,422	(41)	1,381	(17)	1,093	(28)	1,048
Total revenue	16,885	1,422	(41)	18,266	14,357	1,093	(28)	15,422

Provision for (recovery of) credit losses	2	-	-	2	57	-	-	57
	16,883	1,422	(41)	18,264	14,300	1,093	(28)	15,365

Non-interest expenses:
Salaries and benefits	5,440	643	-	6,083	4,698	332	-	5,030
General and administrative	3,482	183	(41)	3,624	2,062	305	(28)	2,339
Premises and equipment	582	347	-	929	570	148	-	718
	9,504	1,173	(41)	10,636	7,330	785	(28)	8,087

Income before income taxes	7,379	249	-	7,628	6,970	308	-	7,278

Income tax provision	1,961	101	-	2,062	1,853	135	-	1,988

Net income	$5,418	$148	$-	$5,566	$5,117	$173	$-	$5,290

Total assets	$2,412,167	$23,767	$(20,588)	$2,415,346	$2,041,784	$20,612	$(17,420)	$2,044,976

Total liabilities	$2,072,691	$25,147	$(19,443)	$2,078,395	$1,781,121	$20,622	$(16,275)	$1,785,468